Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
21.
Related party transactions

The Company has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to our consolidated financial statements.

During the year ended December 31, 2022, we entered into a lease with an affiliate of one of our directors. The balance of the right of use asset and lease liability as of December 31, 2024 was $2,257 and $2,634, respectively. The balance of the right of use asset and lease liability as of December 31, 2023 was $2,867 and $3,327, respectively. In September 2021, we also entered into a ten-year license and risk management agreement with this same affiliate to provide data license and risk management solution services to the Company.

Intercompany balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.